UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-ALPHA STRATEGY FUND January 31, 2011

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.54%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	8,405,573	$190,722
Lord Abbett Securities Trust-International Opportunities Fund - Class I(c)	14,061,561	190,253
Lord Abbett Securities Trust-Micro-Cap Growth Fund - Class I*(c)	5,463,808	95,070
Lord Abbett Securities Trust-Micro-Cap Value Fund - Class I*(c)	3,709,101	94,842
Lord Abbett Blend Trust-Small-Cap Blend Fund - Class I*(d)	6,028,942	95,318
Lord Abbett Research Fund, Inc.-Small-Cap Value Fund - Class I(c)	5,677,567	190,539
Lord Abbett Securities Trust-Value Opportunities Fund - Class I*(c)	5,849,245	95,343

Total Investments in Underlying Funds (cost $815,852,165)		952,087

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.32%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $3,150,000 of Federal Home Loan Mortgage Corp. at 0.12% due 9/30/2011; value: $3,146,063; proceeds: $3,082,314 (cost $3,082,312)	$3,082	3,082

Total Investments in Securities 99.86% (cost $818,934,477)		955,169

Other Assets in Excess of Liabilities 0.14%		1,316

Net Assets 100.00%		$956,485

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND January 31, 2011

Investments	Shares	Value (000)
COMMON STOCKS 95.24%

Aerospace & Defense 2.37%

Hexcel Corp.*	15,178	$289
Rockwell Collins, Inc.	600,000	38,484
United Technologies Corp.	640,000	52,032

Total		90,805

Airlines 0.78%

Southwest Airlines Co.	2,535,000	30,040

Auto Components 0.10%

Tenneco, Inc.*	90,965	3,760

Automobiles 1.56%

Ford Motor Co.*	3,739,299	59,642

Beverages 0.55%

Diageo plc ADR	275,000	21,120

Biotechnology 3.64%

Amgen, Inc.*	1,520,000	83,722
Celgene Corp.*	704,000	36,277
Human Genome Sciences, Inc.*	443,400	10,757
Onyx Pharmaceuticals, Inc.*	251,300	8,867

Total		139,623

Capital Markets 8.82%

Affiliated Managers Group, Inc.*	415,000	42,259
Charles Schwab Corp. (The)	1,070,000	19,313
Goldman Sachs Group, Inc. (The)	390,000	63,812
Invesco Ltd.	1,227,281	30,363
Lazard Ltd. Class A	1,600,000	66,752
LPL Investment Holdings, Inc.*	800,000	27,408
State Street Corp.	1,880,000	87,834

Total		337,741

Chemicals 2.29%

Air Products & Chemicals, Inc.	701,900	61,241
LyondellBasell Industries NV Class A (Netherlands)*(a)	736,100	26,455

Total		87,696

Commercial Banks 7.36%

City National Corp.	625,000	36,119
Commerce Bancshares, Inc.	548,255	22,550
Cullen/Frost Bankers, Inc.	670,000	38,713
KeyCorp	2,836,700	25,247
PNC Financial Services Group, Inc. (The)	820,000	49,200
Signature Bank*	281,900	14,726
TCF Financial Corp.	2,500,000	37,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND January 31, 2011

Investments	Shares	Value (000)
Commercial Banks (continued)

Wells Fargo & Co.	1,790,000	$58,032

Total		281,937

Computers & Peripherals 0.24%

EMC Corp.*	372,900	9,281

Diversified Financial Services 1.87%

Bank of America Corp.	1,172,248	16,095
Citigroup, Inc.*	4,025,000	19,400
JPMorgan Chase & Co.	800,000	35,952

Total		71,447

Electric: Utilities 1.38%

NextEra Energy, Inc.	700,000	37,422
PPL Corp.	600,000	15,474

Total		52,896

Electronic Equipment, Instruments & Components 0.52%

Corning, Inc.	900,495	20,000

Energy Equipment & Services 3.63%

GulfMark Offshore, Inc. Class A*	179,888	6,917
Halliburton Co.	1,215,000	54,675
Superior Energy Services, Inc.*	590,800	20,749
Weatherford International Ltd. (Switzerland)*(a)	2,386,500	56,608

Total		138,949

Food Products 3.55%

Archer Daniels Midland Co.	2,075,100	67,794
Bunge Ltd.	1,000,000	68,070

Total		135,864

Health Care Equipment & Supplies 1.82%

Cooper Cos., Inc. (The)	263,105	15,086
Kinetic Concepts, Inc.*	489,100	22,562
Wright Medical Group, Inc.*	241,400	3,587
Zimmer Holdings, Inc.*	480,000	28,397

Total		69,632

Health Care Providers & Services 5.65%

Express Scripts, Inc.*	875,000	49,289
Humana, Inc.*	796,900	46,196
McKesson Corp.	510,000	38,337
UnitedHealth Group, Inc.	1,665,000	68,348
Universal Health Services, Inc. Class B	335,000	14,103

Total		216,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND January 31, 2011

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 0.75%

Carnival Corp. Unit	390,300	$17,450
Marriott International, Inc. Class A	290,000	11,452

Total		28,902

Household Durables 0.97%

Fortune Brands, Inc.	601,200	37,082

Industrial Conglomerates 0.48%

3M Co.	210,000	18,463

Information Technology Services 4.30%

Accenture plc Class A (Ireland)(a)	748,100	38,505
Fiserv, Inc.*	255,000	15,751
MasterCard, Inc. Class A	155,000	36,659
VeriFone Systems, Inc.*	1,005,000	40,140
Western Union Co. (The)	1,660,000	33,665

Total		164,720

Insurance 2.02%

Aflac, Inc.	684,300	39,402
Berkshire Hathaway, Inc. Class B*	465,000	38,014

Total		77,416

Life Sciences Tools & Services 0.32%

Thermo Fisher Scientific, Inc.*	215,443	12,338

Machinery 8.09%

Dover Corp.	573,336	36,751
Eaton Corp.	400,000	43,184
EnPro Industries, Inc.*	461,667	19,164
Kennametal, Inc.	820,000	33,292
Pall Corp.	740,000	41,003
Parker Hannifin Corp.	385,000	34,423
RBC Bearings, Inc.*	250,000	8,692
Robbins & Myers, Inc.	308,872	12,827
Trinity Industries, Inc.	1,347,900	37,593
WABCO Holdings, Inc.*	735,000	42,924

Total		309,853

Media 4.39%

Interpublic Group of Cos., Inc. (The)*	5,550,000	59,329
Omnicom Group, Inc.	2,040,000	91,555
Walt Disney Co. (The)	448,900	17,449

Total		168,333

Metals & Mining 3.08%

Agnico-Eagle Mines Ltd. (Canada)(a)	283,426	19,398
Barrick Gold Corp. (Canada)(a)	1,102,285	52,370
Reliance Steel & Aluminum Co.	884,000	46,224

Total		117,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND January 31, 2011

Investments	Shares	Value (000)
Oil, Gas & Consumable Fuels 14.71%

Anadarko Petroleum Corp.	1,120,000	$86,330
Apache Corp.	185,000	22,082
Chevron Corp.	527,300	50,056
Devon Energy Corp.	545,000	48,336
El Paso Corp.	3,570,138	56,694
EQT Corp.	657,900	31,704
Exxon Mobil Corp.	2,399,900	193,624
Forest Oil Corp.*	115,000	4,462
Imperial Oil Ltd. (Canada)(a)	17,418	777
QEP Resources, Inc.	595,000	24,181
Southwestern Energy Co.*	1,140,000	45,030

Total		563,276

Pharmaceuticals 4.34%

Teva Pharmaceutical Industries Ltd. ADR	1,400,000	76,510
Warner Chilcott plc Class A (Ireland)(a)	1,920,000	46,061
Watson Pharmaceuticals, Inc.*	800,000	43,616

Total		166,187

Road & Rail 0.49%

Heartland Express, Inc.	123,805	1,984
Kansas City Southern*	335,500	16,768

Total		18,752

Semiconductors & Semiconductor Equipment 2.29%

Intel Corp.	2,720,000	58,371
Texas Instruments, Inc.	865,000	29,332

Total		87,703

Software 2.36%

Adobe Systems, Inc.*	1,555,000	51,393
Intuit, Inc.*	454,200	21,316
Microsoft Corp.	637,200	17,666

Total		90,375

Specialty Retail 0.34%

Penske Automotive Group, Inc.*	769,118	12,998

Textiles, Apparel & Luxury Goods 0.18%

VF Corp.	85,000	7,031

Total Common Stocks (cost $2,928,214,375)		3,648,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND January 31, 2011

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.69%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $183,490,000 of Federal Home Loan Bank at 0.12% due 8/15/2011; value: $183,260,638; proceeds: $179,663,001 (cost $179,662,901)	$179,663	$179,663

Total Investments in Securities 99.93% (cost $3,107,877,276)		3,827,790

Other Assets in Excess of Liabilities 0.07%		2,649

Net Assets 100.00%		$3,830,439

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 97.74%

COMMON STOCKS 97.15%

Australia 1.55%

Multi-Line Retail 0.77%

Myer Holdings Ltd.	2,207,158	$8,006

Road & Rail 0.78%

QR National Ltd.*	2,922,377	8,154

Total Australia		16,160

Belgium 1.20%

Beverages

Anheuser-Busch InBev NV	227,083	12,565

Brazil 4.45%

Commercial Banks 2.39%

Banco do Brasil SA	749,600	13,383
Banco Santander Brasil SA ADR	999,400	11,593

		24,976

Household Durables 0.84%

PDG Realty SA Empreendimentos e Participacoes	1,590,984	8,800

Water Utilities 1.22%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	256,500	12,715

Total Brazil		46,491

Canada 3.09%

Metals & Mining 1.34%
First Quantum Minerals Ltd.	121,300	14,034

Oil, Gas & Consumable Fuels 1.75%

Bankers Petroleum Ltd.*	910,895	7,587
Canadian Oil Sands Ltd.	300,600	8,252
Questerre Energy Corp.*	1,617,783	2,414

		18,253

Total Canada		32,287

China 1.14%

Machinery

Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. H Shares*	2,117,200	4,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
China (continued)

Weichai Power Co., Ltd. H Shares	1,044,120	$7,091

Total China		11,946

Denmark 0.83%

Beverages

Carlsberg AS Class B	86,692	8,638

France 5.70%

Aerospace & Defense 1.23%

Safran SA	353,905	12,792

Construction & Engineering 1.38%

Vinci SA	248,858	14,408

Electrical Equipment 0.60%

Alstom SA	111,595	6,228

Insurance 1.02%

AXA SA	504,531	10,679

Multi-Line Retail 0.93%

PPR	60,731	9,708

Pharmaceuticals 0.54%

Sanofi-Aventis SA	30,006	2,049
Sanofi-Aventis SA ADR	105,800	3,641

		5,690

Total France		59,505

Germany 9.09%

Air Freight & Logistics 1.20%

Deutsche Post AG Registered Shares	684,044	12,540

Airlines 0.68%

Deutsche Lufthansa AG Registered Shares*	337,738	7,096

Automobiles 0.65%

Daimler AG Registered Shares*	93,190	6,814

Diversified Telecommunication Services 0.52%

Deutsche Telekom AG Registered Shares	402,916	5,372

Health Care Equipment & Supplies 1.38%

Fresenius SE & Co. KGaA	165,275	14,410

Household Products 0.97%

Henkel KGaA	197,893	10,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Industrial Conglomerates 0.77%

Siemens AG Registered Shares	62,560	$8,020

Machinery 0.86%

GEA Group AG	315,881	9,007

Semiconductors & Semiconductor Equipment 0.65%

Dialog Semiconductor plc*	303,211	6,829

Software 1.41%

SAP AG	254,481	14,710

Total Germany		94,973

Greece 0.57%

Electric: Utilities

Public Power Corp. SA	363,270	5,944

Hong Kong 4.34%

Chemicals 0.79%

Huabao International Holdings Ltd.	5,587,000	8,269

Real Estate Management & Development 1.79%

Hysan Development Co., Ltd.	1,877,000	8,956
Wharf Holdings Ltd. (The)	1,287,000	9,723

		18,679

Specialty Retail 1.06%

GOME Electrical Appliances Holdings Ltd.*	29,249,000	11,067

Water Utilities 0.70%

Guangdong Investment Ltd.	14,278,000	7,289

Total Hong Kong		45,304

Indonesia 1.33%

Commercial Banks 0.55%

PT Bank Negara Indonesia (Persero) Tbk	16,081,314	5,732

Diversified Telecommunication Services 0.00%

PT Telekomunikasi Indonesia Tbk	367	—	(a)

Oil, Gas & Consumable Fuels 0.78%

PT Bumi Resources Tbk	27,144,000	8,175

Total Indonesia		13,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Ireland 1.27%

Information Technology Services

Accenture plc Class A	258,375	$13,299

Israel 2.34%

Chemicals 1.00%

Israel Chemicals Ltd.	662,300	10,394

Pharmaceuticals 1.34%

Teva Pharmaceutical Industries Ltd. ADR	257,045	14,047

Total Israel		24,441

Italy 1.58%

Commercial Banks 0.89%

Intesa Sanpaolo SpA	2,803,819	9,328

Diversified Telecommunication Services 0.69%

Telecom Italia SpA	5,047,924	7,174

Total Italy		16,502

Japan 14.19%

Auto Components 0.95%

Bridgestone Corp.	519,400	9,973

Automobiles 2.13%

Honda Motor Co., Ltd.	524,740	22,216

Chemicals 1.04%

Asahi Kasei Corp.	1,593,000	10,868

Commercial Banks 1.22%

Bank of Yokohama Ltd. (The)	2,539,000	12,714

Consumer Finance 0.69%

ORIX Corp.	72,660	7,170

Electronic Equipment, Instruments & Components 1.31%

Nippon Electric Glass Co., Ltd.	908,000	13,662

Household Durables 1.34%

Sony Corp.	406,400	14,007

Machinery 1.15%

NSK Ltd.	1,250,000	11,970

Oil, Gas & Consumable Fuels 1.01%

JX Holdings, Inc.	1,565,800	10,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Tobacco 0.43%

Japan Tobacco, Inc.	1,205	$4,522

Trading Companies & Distributors 2.92%

Mitsui & Co., Ltd.	836,200	14,059
Sumitomo Corp.	1,143,900	16,459

		30,518

Total Japan		148,207

Luxembourg 0.43%

Metals & Mining

APERAM*	5,896	242
ArcelorMittal	117,923	4,296

Total Luxembourg		4,538

Netherlands 3.44%

Diversified Financial Services 1.44%

ING Groep NV CVA*	1,316,796	15,007

Food & Staples Retailing 0.70%

Koninklijke Ahold NV	544,823	7,377

Industrial Conglomerates 1.30%

Koninklijke Philips Electronics NV	435,562	13,576

Total Netherlands		35,960

Norway 3.60%

Chemicals 1.91%

Yara International ASA	354,735	19,968

Commercial Banks 0.94%

DnB NOR ASA	711,600	9,795

Specialty Retail 0.75%

Statoil Fuel & Retail ASA*	860,424	7,829

Total Norway		37,592

Russia 0.49%

Oil, Gas & Consumable Fuels

LUKOIL OAO ADR	83,000	5,084

Singapore 2.91%

Airlines 0.72%

Singapore Airlines Ltd.	651,500	7,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Singapore (continued)

Commercial Banks 1.16%

DBS Group Holdings Ltd.	1,034,100	$12,141

Industrial Conglomerates 1.03%

Keppel Corp., Ltd.	1,176,000	10,755

Total Singapore		30,413

South Korea 3.02%

Auto Components 1.39%

Hyundai Mobis	63,114	14,550

Diversified Telecommunication Services 0.98%

KT Corp.	273,880	10,210

Semiconductors & Semiconductor Equipment 0.65%

Samsung Electronics Co., Ltd.	7,779	6,806

Total South Korea		31,566

Spain 1.08%

Transportation Infrastructure

Abertis Infraestructuras SA	573,648	11,255

Sweden 1.42%

Communications Equipment

Telefonaktiebolaget LM Ericsson ADR	1,201,100	14,858

Switzerland 2.69%

Chemicals 1.15%

Syngenta AG Registered Shares	37,200	11,984

Food Products 0.98%

Nestle SA Registered Shares	189,104	10,226

Insurance 0.56%

Zurich Financial Services AG	21,438	5,857

Total Switzerland		28,067

Taiwan 0.76%

Computers & Peripherals

Wistron Corp.	4,055,065	7,915

Thailand 0.89%

Commercial Banks

Bangkok Bank Public Co., Ltd.	1,917,300	9,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Turkey 1.16%

Automobiles 0.30%

Ford Otomotiv Sanayi AS	376,890	$3,124

Diversified Telecommunication Services 0.86%

Turk Telekomunikasyon AS	2,181,968	8,948

Total Turkey		12,072

United Kingdom 22.59%

Commercial Banks 3.32%

Barclays plc	3,120,558	14,684
HSBC Holdings plc	890,733	9,711
HSBC Holdings plc ADR	187,695	10,256

		34,651

Food & Staples Retailing 0.95%

Tesco plc	1,542,998	9,953

Insurance 1.73%

Aviva plc	1,038,205	7,364
Prudential plc	986,380	10,681

		18,045

Media 1.77%

Reed Elsevier plc	924,945	8,186
WPP plc	834,800	10,330

		18,516

Metals & Mining 5.06%

Anglo American plc	402,961	19,768
Vedanta Resources plc	438,631	15,964
Xstrata plc	772,231	17,132

		52,864

Multi-Utilities 1.25%

National Grid plc	1,470,670	13,016

Oil, Gas & Consumable Fuels 3.88%

BG Group plc	702,000	15,754
Tullow Oil plc	1,166,841	24,822

		40,576

Pharmaceuticals 1.08%

GlaxoSmithKline plc ADR	310,795	11,291

Tobacco 1.82%

British American Tobacco plc	228,078	8,421
Imperial Tobacco Group plc	370,327	10,583

		19,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Wireless Telecommunication Services 1.73%

Vodafone Group plc	6,416,542	$18,023

Total United Kingdom		235,939

Total Common Stocks (cost $844,461,601)		1,014,768

PREFERRED STOCK 0.59%

Brazil

Independent Power Producers & Energy Trader

Companhia Energetica de Sao Paulo B Shares (cost $6,002,103)	358,100	6,116

Total Long-Term Investments (cost $850,463,704)		1,020,884

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.16%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $12,435,000 of Federal Home Loan Mortgage Corp. at 0.12% due 9/30/2011; value: $12,419,456; proceeds: $12,174,727 (cost $12,174,721)	$12,175	12,175

Total Investments in Securities 98.90% (cost $862,638,425)		1,033,059

Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 1.10%		11,454

Net Assets 100.00%		$1,044,513

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Amount is less than $1,000.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2011

Open Forward Foreign Currency Exchange Contracts at January 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Goldman Sachs	2/22/2011	12,235,000	$11,832,468	$12,162,695	$330,227
Australian dollar	Buy	Goldman Sachs	2/22/2011	30,000,000	30,016,500	29,822,711	(193,789)
Australian dollar	Buy	Barclays Bank plc	5/24/2011	14,950,000	14,546,350	14,692,552	146,202
euro	Buy	Credit Suisse	2/22/2011	6,775,000	9,358,307	9,273,573	(84,734)
euro	Buy	Credit Suisse	2/22/2011	21,075,000	30,001,843	28,847,315	(1,154,528)
Japanese yen	Buy	UBS AG	5/18/2011	2,955,000,000	35,716,444	36,034,683	318,239
Brazilian real	Sell	Morgan Stanley	5/18/2011	10,900,000	6,276,994	6,382,659	(105,665)
Israeli new shekel	Sell	Goldman Sachs	5/24/2011	38,646,500	10,644,953	10,408,186	236,767
South Korean won	Sell	Merrill Lynch	5/18/2011	10,675,000,000	9,552,573	9,458,465	94,108

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(413,173)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 96.72%

COMMON STOCKS 96.09%

Australia 10.94%

Beverages 1.02%

Coca-Cola Amatil Ltd.	468,012	$5,242

Commercial Banks 1.89%

Australia & New Zealand Banking Group Ltd.	192,438	4,539
National Australia Bank Ltd.	212,689	5,227

		9,766

Construction & Engineering 1.29%

UGL Ltd.	441,769	6,648

Diversified Financial Services 0.76%

ASX Ltd.	104,598	3,894

Food & Staples Retailing 0.87%

Metcash Ltd.	1,067,201	4,467

Insurance 0.99%

QBE Insurance Group Ltd.	293,045	5,111

Multi-Line Retail 0.73%

Myer Holdings Ltd.	1,033,786	3,750

Multi-Utilities 1.25%

DUET Group	3,877,022	6,433

Real Estate Investment Trusts 2.14%

Charter Hall Office REIT	2,305,923	7,170
GPT Group	1,313,570	3,875

		11,045

Total Australia		56,356

Austria 0.98%

Air Freight & Logistics

Oesterreichische Post AG	160,260	5,030

Brazil 2.46%

Commercial Banks 1.46%

Banco do Brasil SA	421,800	7,530

Water Utilities 1.00%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	103,400	5,126

Total Brazil		12,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Canada 4.65%

Media 1.52%

Yellow Media, Inc.	1,279,155	$7,831

Oil, Gas & Consumable Fuels 3.13%

Baytex Energy Corp.	159,331	7,884
Pembina Pipeline Corp.	178,570	3,955
Penn West Petroleum Ltd.	156,460	4,301

		16,140

Total Canada		23,971

China 0.70%

Commercial Banks

Bank of China Ltd. H Shares	6,936,100	3,603

Czech Republic 2.05%

Commercial Banks 0.59%

Komercni Banka AS	12,745	3,044

Electric: Utilities 1.46%

CEZ AS	159,592	7,523

Total Czech Republic		10,567

Finland 1.01%

Machinery

Konecranes OYJ	124,288	5,221

France 7.49%

Construction & Engineering 1.49%

Vinci SA	132,068	7,646

Electrical Equipment 0.98%

Schneider Electric SA	32,511	5,070

Insurance 1.15%

AXA SA	279,185	5,910

Media 1.84%

Metropole Television SA	257,408	6,296
PagesJaunes Groupe	311,572	3,199

		9,495

Multi-Line Retail 1.01%

PPR	32,431	5,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
France (continued)

Pharmaceuticals 1.02%

Sanofi-Aventis SA	77,217	$5,273

Total France		38,578

Germany 2.50%

Air Freight & Logistics 1.25%

Deutsche Post AG Registered Shares	351,333	6,441

Chemicals 1.25%

BASF SE	83,401	6,415

Total Germany		12,856

Greece 0.84%

Electric: Utilities

Public Power Corp. SA	262,851	4,301

Hong Kong 3.11%

Communications Equipment 1.19%

VTech Holdings Ltd.	554,000	6,157

Real Estate Management & Development 1.20%

Swire Pacific Ltd. A Shares	393,500	6,188

Water Utilities 0.72%

Guangdong Investment Ltd.	7,236,000	3,694

Total Hong Kong		16,039

Israel 1.09%

Chemicals

Israel Chemicals Ltd.	359,283	5,638

Italy 4.63%

Diversified Telecommunication Services 1.21%

Telecom Italia SpA	4,390,021	6,239

Electric: Utilities 1.53%

Enel SpA	1,392,000	7,866

Media 0.77%

Mediaset SpA	611,505	3,971

Oil, Gas & Consumable Fuels 1.12%

Eni SpA ADR	122,080	5,799

Total Italy		23,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Japan 4.36%

Office Electronics 1.39%

Canon, Inc.	146,300	$7,174

Real Estate Investment Trusts 0.30%

MID REIT, Inc.	586	1,547

Trading Companies & Distributors 2.67%

Mitsui & Co., Ltd.	376,700	6,333
Sumitomo Corp.	514,700	7,406

		13,739

Total Japan		22,460

Luxembourg 0.63%

Metals & Mining

APERAM*	4,234	174
ArcelorMittal	84,693	3,086

		3,260

Mexico 0.59%

Metals & Mining

Grupo Mexico SAB de CV Series B	783,500	3,061

Netherlands 2.23%

Industrial Conglomerates 1.20%

Koninklijke Philips Electronics NV	198,430	6,185

Oil, Gas & Consumable Fuels 1.03%

Royal Dutch Shell plc ADR	74,500	5,289

Total Netherlands		11,474

New Zealand 0.58%

Construction Materials

Fletcher Building Ltd.	504,596	3,010

Norway 2.11%

Energy Equipment & Services 1.26%

Seadrill Ltd.	196,286	6,507

Specialty Retail 0.85%

Statoil Fuel & Retail ASA*	481,651	4,382

Total Norway		10,889

Poland 0.85%

Diversified Telecommunication Services

Telekomunikacja Polska SA	749,880	4,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Singapore 1.76%

Commercial Banks 1.01%

DBS Group Holdings Ltd.	440,975	$5,177

Real Estate Investment Trusts 0.75%

CapitaRetail China Trust	3,938,000	3,879

Total Singapore		9,056

South Africa 1.64%

Metals & Mining

Kumba Iron Ore Ltd.	135,166	8,465

South Korea 1.76%

Capital Markets 0.82%

Daishin Securities Co., Ltd.	297,550	4,246

Diversified Telecommunication Services 0.94%

KT Corp. ADR	245,600	4,833

Total South Korea		9,079

Spain 8.86%

Commercial Banks 2.50%

Banco Bilbao Vizcaya Argentaria SA	494,108	6,066
Banco Santander SA ADR	556,100	6,807

		12,873

Diversified Financial Services 1.42%

Bolsas y Mercados Espanoles SA	259,839	7,334

Diversified Telecommunication Services 1.01%

Telefonica SA	207,109	5,214

Insurance 1.40%

Mapfre SA	2,126,974	7,228

Oil, Gas & Consumable Fuels 1.31%

Repsol YPF SA	213,882	6,728

Transportation Infrastructure 1.22%

Abertis Infraestructuras SA	319,730	6,273

Total Spain		45,650

Switzerland 0.82%

Insurance

Zurich Financial Services AG	15,477	4,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Taiwan 2.40%

Computers & Peripherals 0.71%

Wistron Corp.	1,868,000	$3,646

Semiconductors & Semiconductor Equipment 1.69%

Siliconware Precision Industries Co. ADR	1,256,920	8,710

Total Taiwan		12,356

Thailand 0.79%

Real Estate Management & Development

L.P.N. Development pcl	14,754,800	4,083

Turkey 3.32%

Automobiles 0.95%

Ford Otomotiv Sanayi AS	585,837	4,856

Diversified Telecommunication Services 1.36%

Turk Telekomunikasyon AS	1,711,207	7,018

Oil, Gas & Consumable Fuels 1.01%

Tupras Turkiye Petrol Rafinerileri AS	200,936	5,210

Total Turkey		17,084

United Kingdom 20.00%

Capital Markets 0.73%

Man Group plc	798,994	3,765

Commercial Banks 1.51%

HSBC Holdings plc	713,225	7,776

Consumer Finance 1.36%

Provident Financial plc	464,994	7,024

Food & Staples Retailing 0.72%

Tesco plc	578,326	3,731

Food Products 1.22%

Unilever plc	215,268	6,262

Insurance 2.87%

Aviva plc	430,100	3,051
Catlin Group Ltd.	1,300,861	7,710
Prudential plc	371,633	4,024

		14,785

Internet & Catalog Retail 1.02%

Home Retail Group plc	1,512,642	5,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Metals & Mining 0.97%

Vedanta Resources plc	136,685	$4,974

Multi-Utilities 1.33%

National Grid plc	775,635	6,864

Pharmaceuticals 1.50%

AstraZeneca plc	68,662	3,333
GlaxoSmithKline plc	242,952	4,392

		7,725

Professional Services 0.97%

Hays plc	2,562,575	4,971

Road & Rail 2.17%

FirstGroup plc	981,973	5,884
Stagecoach Group plc	1,577,273	5,303

		11,187

Tobacco 1.91%

British American Tobacco plc	130,412	4,815
Imperial Tobacco Group plc	176,402	5,041

		9,856

Wireless Telecommunication Services 1.72%

Vodafone Group plc	3,158,089	8,871

Total United Kingdom		103,022

United States 0.94%

Tobacco

Altria Group, Inc.	205,000	4,820

Total Common Stocks (cost $445,085,816)		495,086

	Principal Amount (000)
CONVERTIBLE BOND 0.13%

Luxembourg

Metals & Mining

ArcelorMittal at 5.00% due 5/15/2014 (cost $475,000)	$475	694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
PREFERRED STOCK 0.50%

Brazil

Independent Power Producers & Energy Traders

Companhia Energetica de Sao Paulo B Shares (cost $2,540,311)	149,400	$2,552

Total Long-Term Investments (cost $448,101,127)		498,332

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.67%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $14,035,000 of Federal Home Loan Mortgage Corp. at 0.12% due 9/30/2011; value: $14,017,456 proceeds: $13,738,082 (cost $13,738,074)	$13,738	13,738

Total Investments in Securities 99.39% (cost $461,839,201)		512,070

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.61%		3,141

Net Assets 100.00%		$515,211

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2011

Open Forward Foreign Currency Exchange Contracts at January 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	UBS AG	2/22/2011	4,550,000	$4,421,599	$4,523,111	$101,512
Canadian dollar	Buy	UBS AG	2/22/2011	4,530,000	4,418,650	4,521,962	103,312
Canadian dollar	Buy	Credit Suisse	4/26/2011	17,500,000	17,169,992	17,444,829	274,837
euro	Buy	Credit Suisse	2/7/2011	6,340,000	8,841,333	8,679,847	(161,486)
euro	Buy	Credit Suisse	2/7/2011	9,400,000	12,998,790	12,869,173	(129,617)
euro	Buy	Credit Suisse	2/7/2011	9,830,000	13,992,219	13,457,870	(534,349)
euro	Buy	Goldman Sachs	4/6/2011	15,100,000	19,936,530	20,658,056	721,526
British pound	Sell	Barclays Bank plc	2/22/2011	5,580,000	8,835,372	8,937,010	(101,638)
British pound	Sell	Prudential Securities	4/26/2011	7,800,000	12,082,200	12,486,138	(403,938)
Japanese yen	Sell	Morgan Stanley	2/22/2011	715,500,000	8,835,624	8,718,183	117,441
Singapore dollar	Sell	UBS AG	2/22/2011	5,965,000	4,650,528	4,662,810	(12,282)
South Korean won	Sell	UBS AG	2/22/2011	5,150,000,000	4,652,423	4,588,280	64,143

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$39,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 96.47%

COMMON STOCKS 95.45%

Australia 4.12%

Chemicals 1.89%

Incitec Pivot Ltd.	1,746,686	$7,485

Multi-Line Retail 0.73%

Myer Holdings Ltd.	790,045	2,866

Multi-Utilities 0.64%

DUET Group	1,523,934	2,529

Trading Companies & Distributors 0.86%

Emeco Holdings Ltd.	3,107,808	3,391

Total Australia		16,271

Austria 0.78%

Hotels, Restaurants & Leisure

bwin Interactive Entertainment AG	83,182	3,089

Brazil 1.99%

Insurance 1.14%

Brasil Insurance Participacoes e Administracao SA*	4,000	4,521

Real Estate Management & Development 0.85%

BR Properties SA	333,900	3,359

Total Brazil		7,880

Canada 3.59%

Metals & Mining 2.28%

Equinox Minerals Ltd.*	976,800	5,833
Quadra FNX Mining Ltd.*	237,232	3,198

		9,031

Oil, Gas & Consumable Fuels 1.31%

Bankers Petroleum Ltd.*	319,500	2,661
Crescent Point Energy Corp.	56,600	2,501

		5,162

Total Canada		14,193

China 0.40%

Food Products

Zhongpin, Inc.*	83,418	1,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Egypt 0.59%

Automobiles 0.30%

Ghabbour Auto	196,370	$1,179

Capital Markets 0.29%

EFG-Hermes Holding SAE	285,455	1,159

Total Egypt		2,338

Finland 1.01%

Leisure Equipment & Products

Amer Sports OYJ	284,205	3,981

France 2.93%

Beverages 1.05%

Remy Cointreau SA	58,582	4,156

Computers & Peripherals 0.55%

Gemalto NV	42,696	2,159

Media 1.33%

Ipsos SA	108,063	5,247

Total France		11,562

Germany 9.29%

Aerospace & Defense 1.28%

MTU Aero Engines Holding AG	71,641	5,045

Chemicals 0.92%

Symrise GmbH & Co. AG	127,946	3,622

Electrical Equipment 0.68%

Tognum AG	106,803	2,696

Industrial Conglomerates 1.35%

Rheinmetall AG	62,568	5,357

Life Sciences Tools & Services 1.33%

Gerresheimer AG*	127,068	5,254

Machinery 0.51%

GEA Group AG	70,238	2,003

Semiconductors & Semiconductor Equipment 1.26%

Dialog Semiconductor plc*	221,807	4,996

Trading Companies & Distributors 1.20%

Kloeckner & Co. SE*	148,147	4,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Transportation Infrastructure 0.76%

Hamburger Hafen und Logistik AG	68,023	$3,008

Total Germany		36,720

Greece 0.47%

Specialty Retail

Jumbo SA	263,635	1,837

Hong Kong 4.61%

Auto Components 1.07%

Minth Group Ltd.	2,796,000	4,232

Communications Equipment 0.60%

VTech Holdings Ltd.	214,400	2,383

Construction & Engineering 0.95%

China State Construction International Holdings Ltd.	3,820,000	3,763

Hotels, Restaurants & Leisure 0.77%

REXLot Holdings Ltd.	28,100,000	3,027

Specialty Retail 1.22%

Hengdeli Holdings Ltd.	5,532,000	3,115
Pou Sheng International Holdings Ltd.*	10,644,000	1,706

		4,821

Total Hong Kong		18,226

Indonesia 0.78%

Commercial Banks

PT Bank Negara Indonesia (Persero) Tbk	8,649,308	3,083

Ireland 1.80%

Beverages 0.68%

C&C Group plc	577,726	2,702

Machinery 1.12%

Charter International plc	341,323	4,415

Total Ireland		7,117

Italy 8.23%

Beverages 0.48%

Davide Campari-Milano SpA	294,571	1,881

Capital Markets 0.98%

Azimut Holding SpA	369,215	3,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Italy (continued)

Electric: Utilities 0.97%

Iren SpA	2,213,298	$3,849

Electrical Equipment 0.74%

Prysmian SpA	144,885	2,924

Food Products 1.27%

Parmalat SpA	1,582,985	5,017

Insurance 1.04%

Unipol Gruppo Finanziario SpA	5,634,696	4,089

Internet & Catalog Retail 0.98%

Yoox SpA*	315,750	3,869

Textiles, Apparel & Luxury Goods 0.73%

Safilo Group SpA*	170,136	2,888

Transportation Infrastructure 1.04%

Ansaldo STS SpA	271,379	4,109

Total Italy		32,503

Japan 20.43%

Auto Components 2.00%

Keihin Corp.	181,300	4,139
Nifco, Inc.	141,400	3,780

		7,919

Chemicals 1.92%

JSR Corp.	266,300	5,490
ZEON Corp.	229,000	2,098

		7,588

Communications Equipment 0.82%

Hitachi Kokusai Electric, Inc.	369,000	3,228

Containers & Packaging 1.56%
FP Corp.	103,500	6,160

Diversified Consumer Services 0.96%

Benesse Holdings, Inc.	84,400	3,784

Electronic Equipment, Instruments & Components 1.32%

Nippon Electric Glass Co., Ltd.	347,000	5,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Health Care Equipment & Supplies 1.09%

Hogy Medical Co., Ltd.	94,200	$4,304

Household Durables 1.28%

Makita Corp.	117,200	5,076

Information Technology Services 0.76%

Obic Co., Ltd.	15,530	2,982

Internet & Catalog Retail 1.71%

DeNA Co., Ltd.	91,900	3,313
Start Today Co., Ltd.	224,400	3,461

		6,774

Internet Software & Services 1.22%

Gree, Inc.	301,000	4,830

Machinery 2.83%

Hitachi Construction Machinery Co., Ltd.	119,200	2,806
Nabtesco Corp.	231,900	5,461
Sumitomo Heavy Industries Ltd.	456,000	2,906

		11,173

Multi-Line Retail 0.47%

Isetan Mitsukoshi Holdings Ltd.	165,608	1,858

Real Estate Investment Trusts 0.75%

United Urban Investment Corp.	2,179	2,973

Specialty Retail 1.11%

Nitori Co., Ltd.	52,250	4,373

Wireless Telecommunication Services 0.63%

Okinawa Cellular Telephone Co.	1,126	2,493

Total Japan		80,736

Netherlands 3.02%

Metals & Mining 1.17%

New World Resources NV A Shares	284,976	4,633

Professional Services 0.90%

Brunel International NV	87,312	3,538

Semiconductors & Semiconductor Equipment 0.95%

ASM International NV*	104,111	3,774

Total Netherlands		11,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Norway 1.48%

Energy Equipment & Services 0.69%

Ocean Rig UDW, Inc.*	138,901	$2,742

Specialty Retail 0.79%

Statoil Fuel & Retail ASA*	343,867	3,129

Total Norway		5,871

Philippines 3.49%

Commercial Banks 1.06%

Metropolitan Bank & Trust Co.	1,107,989	1,624
Philippine National Bank*	2,315,630	2,583

		4,207

Food & Staples Retailing 1.01%

Alliance Global Group, Inc.	15,351,100	3,979

Real Estate Management & Development 1.42%

Filinvest Land, Inc.	90,219,000	2,200
Megaworld Corp.	71,726,000	3,401

		5,601

Total Philippines		13,787

Spain 1.21%

Food Products

Ebro Foods SA	87,825	1,831
Viscofan SA	80,793	2,936

Total Spain		4,767

Sweden 1.00%

Food & Staples Retailing

Axfood AB	109,340	3,958

Switzerland 3.87%

Capital Markets 1.31%

EFG International AG	373,990	5,170

Hotels, Restaurants & Leisure 0.46%

Orascom Development Holding AG EDR*	857,570	1,818

Household Durables 1.06%

Forbo Holding AG Registered Shares	6,431	4,196

Specialty Retail 1.04%

Dufry Group Registered Shares*	34,437	4,126

Total Switzerland		15,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)
Taiwan 1.15%

Computers & Peripherals

Wistron Corp.	2,327,566	$4,543

Thailand 0.76%

Real Estate Management & Development

Quality Houses pcl	45,683,900	3,016

Turkey 0.86%

Food Products 0.47%

Ulker Biskuvi Sanayi AS	536,058	1,858

Transportation Infrastructure 0.39%

TAV Havalimanlari Holding AS*	322,752	1,521

Total Turkey		3,379

United Kingdom 17.59%

Airlines 0.61%

easyJet plc*	394,212	2,393

Beverages 0.55%

Britvic plc	304,284	2,187

Capital Markets 1.17%

Schroders plc	160,138	4,625

Chemicals 0.95%

Croda International plc	157,724	3,764

Commercial Services & Supplies 1.51%

Babcock International Group plc	216,513	2,001
Regus plc	2,466,534	3,979

		5,980

Consumer Finance 0.99%

Provident Financial plc	259,655	3,922

Electrical Equipment 0.11%

Ceres Power Holdings plc*	371,701	441

Electronic Equipment, Instruments & Components 0.74%

Premier Farnell plc	624,845	2,903

Hotels, Restaurants & Leisure 1.74%

PartyGaming plc*	1,345,820	4,113
Sportingbet plc	3,450,697	2,775

		6,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Shares	U.S. $ Value (000)

United Kingdom (continued)

Insurance 1.72%

Amlin plc	452,268	$2,828
Catlin Group Ltd.	671,169	3,978

		6,806

Internet Software & Services 0.54%

Telecity Group plc*	269,373	2,114

Media 0.98%

Aegis Group plc	1,732,509	3,871

Oil, Gas & Consumable Fuels 3.34%

Afren plc*	1,318,882	3,068
Dragon Oil plc*	597,275	5,554
Premier Oil plc*	141,265	4,585

		13,207

Professional Services 2.03%

Intertek Group plc	115,297	3,208
Michael Page International plc	560,587	4,818

		8,026

Specialty Retail 0.61%

Carphone Warehouse Group plc*	372,144	2,402

Total United Kingdom		69,529

Total Common Stocks (cost $312,912,331)		377,218

PREFERRED STOCKS 1.02%

Brazil 1.02%

Electric: Utilities 0.83%

Companhia de Transmissao de Energia Eletrica Paulista	106,642	3,263

Machinery 0.19%

Marcopolo SA	213,658	770

Total Preferred Stocks (cost $3,212,154)		4,033

Total Long-Term Investments (cost $316,124,485)		381,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2011

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 2.67%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $10,765,000 of Federal Home Loan Mortgage Corp. at 0.05% due 8/15/2011; value: $10,759,618; proceeds: $10,546,575 (cost $10,546,569)	$10,547	$10,547

Total Investments in Securities 99.14% (cost $326,671,054)		391,798

Foreign Cash and Other Assets in Excess of Liabilities 0.86%(a)		3,399

Net Assets 100.00%		$395,197

EDR Egyptian Depositary Receipt.

*	Non-income producing security.

(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	UBS AG	4/6/2011	2,740,000	$2,633,606	$2,709,202	$75,596
Canadian dollar	Buy	Morgan Stanley	2/22/2011	11,985,000	11,668,548	11,963,734	295,186
Canadian dollar	Buy	Goldman Sachs	4/6/2011	5,260,000	5,224,069	5,245,813	21,744
Canadian dollar	Buy	Barclays Bank plc	5/24/2011	2,670,000	2,665,921	2,659,760	(6,161)
Singapore dollar	Buy	Credit Suisse	2/14/2011	6,550,000	5,058,306	5,120,056	61,750
South Korean won	Buy	Prudential Securities, Inc.	2/14/2011	8,950,000,000	7,897,988	7,978,071	80,083
Swiss franc	Buy	Goldman Sachs	4/6/2011	6,158,250	6,211,670	6,527,382	315,712
Brazilian real	Sell	UBS AG	4/7/2011	11,700,000	6,726,844	6,917,733	(190,889)
Japanese yen	Sell	Barclays Bank plc	4/6/2011	867,000,000	10,348,630	10,567,886	(219,256)
Philippine peso	Sell	UBS AG	2/14/2011	480,000,000	11,009,174	10,828,492	180,682

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$614,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)
COMMON STOCKS 92.88%

Aerospace & Defense 1.27%

Honeywell International, Inc.	4,980	$279
Raytheon Co.	1,480	74
United Technologies Corp.	3,900	317

Total		670

Automobiles 1.33%

Ford Motor Co.*	28,790	459
General Motors Co.*	6,720	245

Total		704

Beverages 1.50%

Coca-Cola Co. (The)	5,650	355
PepsiCo, Inc.	6,840	440

Total		795

Biotechnology 1.38%

Amgen, Inc.*	10,890	600
Human Genome Sciences, Inc.*	5,280	128

Total		728

Capital Markets 5.35%

Bank of New York Mellon Corp. (The)	5,754	180
Goldman Sachs Group, Inc. (The)	8,390	1,373
Morgan Stanley	20,790	611
State Street Corp.	7,030	328
T. Rowe Price Group, Inc.	5,080	335

Total		2,827

Chemicals 4.50%

Agrium, Inc. (Canada)(a)	2,370	209
Dow Chemical Co. (The)	27,420	973
E.I. du Pont de Nemours & Co.	6,810	345
Monsanto Co.	5,050	371
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	2,700	480

Total		2,378

Commercial Banks 7.46%

BB&T Corp.	2,590	72
Comerica, Inc.	7,940	303
Fifth Third Bancorp	37,170	553
PNC Financial Services Group, Inc. (The)	10,750	645
Regions Financial Corp.	28,940	205
SunTrust Banks, Inc.	18,100	551
Wells Fargo & Co.	49,740	1,613

Total		3,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)
Communications Equipment 0.23%
Cisco Systems, Inc.*	5,800	$123

Computers & Peripherals 1.32%

Dell, Inc.*	18,380	242
EMC Corp.*	10,990	274
Hewlett-Packard Co.	2,780	127
SMART Technologies, Inc. Class A (Canada)*(a)	5,910	56

Total		699

Consumer Finance 1.24%

Capital One Financial Corp.	13,600	655

Containers & Packaging 0.27%

Owens-Illinois, Inc.*	4,780	141

Diversified Financial Services 7.76%

Bank of America Corp.	104,369	1,433
Citigroup, Inc.*	186,500	899
JPMorgan Chase & Co.	39,410	1,771

Total		4,103

Diversified Telecommunication Services 3.33%

AT&T, Inc.	32,963	907
CenturyLink, Inc.	9,140	395
Verizon Communications, Inc.	12,770	455

Total		1,757

Electric: Utilities 1.03%

Duke Energy Corp.	8,450	151
NextEra Energy, Inc.	1,840	98
Progress Energy, Inc.	1,520	68
Southern Co.	6,060	228

Total		545

Electronic Equipment, Instruments & Components 1.12%

Arrow Electronics, Inc.*	3,130	118
Avnet, Inc.*	5,290	188
Corning, Inc.	12,860	286

Total		592

Energy Equipment & Services 2.44%

Cameron International Corp.*	2,690	143
Halliburton Co.	10,720	482
Schlumberger Ltd.	7,479	666

Total		1,291

Food & Staples Retailing 0.81%

CVS Caremark Corp.	12,460	426

Food Products 0.75%

General Mills, Inc.	4,580	159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)
Food Products (continued)

Kraft Foods, Inc. Class A	7,745	$237

Total		396

Health Care Equipment & Supplies 0.40%

Baxter International, Inc.	3,180	154
Covidien plc (Ireland)(a)	1,220	58

Total		212

Health Care Providers & Services 1.92%

McKesson Corp.	6,100	459
UnitedHealth Group, Inc.	10,910	448
WellPoint, Inc.*	1,750	109

Total		1,016

Hotels, Restaurants & Leisure 2.99%

Carnival Corp. Unit	18,700	836
Marriott International, Inc. Class A	14,819	585
Starwood Hotels & Resorts Worldwide, Inc.	2,730	161

Total		1,582

Household Products 1.47%

Colgate-Palmolive Co.	2,100	161
Procter & Gamble Co. (The)	9,760	616

Total		777

Industrial Conglomerates 2.00%

General Electric Co.	52,420	1,056

Insurance 1.54%

MetLife, Inc.	7,860	360
Prudential Financial, Inc.	7,340	451

Total		811

Life Sciences Tools & Services 0.55%

Thermo Fisher Scientific, Inc.*	5,070	290

Machinery 3.26%

Caterpillar, Inc.	6,680	648
Eaton Corp.	5,212	563
Joy Global, Inc.	1,410	123
Parker Hannifin Corp.	4,360	390

Total		1,724

Media 6.27%

Comcast Corp. Class A	17,110	389
News Corp. Class A	27,200	409
Omnicom Group, Inc.	11,600	521
Time Warner Cable, Inc.	6,983	474
Time Warner, Inc.	12,590	396
Viacom, Inc. Class B	7,920	329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)
Media (continued)

Walt Disney Co. (The)	20,470	$796

Total		3,314

Metals & Mining 2.88%

Barrick Gold Corp. (Canada)(a)	3,310	157
Cliffs Natural Resources, Inc.	5,270	450
Freeport-McMoRan Copper & Gold, Inc.	4,320	470
Newmont Mining Corp.	1,440	79
Nucor Corp.	540	25
United States Steel Corp.	5,900	340

Total		1,521

Multi-Line Retail 1.72%

J.C. Penney Co., Inc.	10,510	337
Kohl’s Corp.*	2,990	152
Target Corp.	7,640	419

Total		908

Multi-Utilities 0.17%

PG&E Corp.	1,880	87

Oil, Gas & Consumable Fuels 11.48%

Anadarko Petroleum Corp.	5,320	410
Apache Corp.	4,150	495
Canadian Natural Resources Ltd. (Canada)(a)	630	28
Cenovus Energy, Inc. (Canada)(a)	1,700	59
Chevron Corp.	13,720	1,302
Devon Energy Corp.	2,520	224
El Paso Corp.	16,760	266
EnCana Corp. (Canada)(a)	850	27
EOG Resources, Inc.	1,840	196
Exxon Mobil Corp.	6,831	551
Hess Corp.	11,220	944
Occidental Petroleum Corp.	7,020	679
Range Resources Corp.	3,030	151
Southwestern Energy Co.*	4,190	166
Suncor Energy, Inc. (Canada)(a)	13,720	570

Total		6,068

Pharmaceuticals 4.85%

Johnson & Johnson	8,910	533
Merck & Co., Inc.	16,570	550
Pfizer, Inc.	64,400	1,173
Teva Pharmaceutical Industries Ltd. ADR	5,660	309

Total		2,565

Real Estate Investment Trusts 0.85%

Host Hotels & Resorts, Inc.	24,258	449

Road & Rail 2.18%

Hertz Global Holdings, Inc.*	55,740	820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)
Road & Rail (continued)

Union Pacific Corp.	3,530	$334

Total		1,154

Semiconductors & Semiconductor Equipment 1.83%

Intel Corp.	19,490	418
Micron Technology, Inc.*	21,740	229
Texas Instruments, Inc.	9,420	319

Total		966

Software 2.04%

Activision Blizzard, Inc.	16,780	189
Adobe Systems, Inc.*	16,700	552
Microsoft Corp.	4,330	120
Oracle Corp.	6,670	214

Total		1,075

Specialty Retail 0.16%

Best Buy Co., Inc.	2,500	85

Tobacco 0.92%

Altria Group, Inc.	8,980	211
Philip Morris International, Inc.	4,830	276

Total		487

Wireless Telecommunication Services 0.31%

Crown Castle International Corp.*	3,870	163

Total Common Stocks (cost $37,507,320)		49,082

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.61%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $3,555,000 of Federal Home Loan Bank at 0.42% due 7/8/2011; value: $3,563,888; proceeds: $3,492,620 (cost $3,492,618)	$3,493	3,493

Total Investments in Securities 99.49% (cost $40,999,938)		52,575

Other Assets in Excess of Liabilities 0.51%		270

Net Assets 100.00%		$52,845

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND January 31, 2011

Investments	Shares	Value (000)
COMMON STOCKS 95.31%

Aerospace & Defense 0.25%

GeoEye, Inc.*	7,395	$295

Auto Components 1.22%

Westport Innovations, Inc. (Canada)*(a)	90,014	1,419

Beverages 0.51%

Boston Beer Co., Inc. (The) Class A*	6,600	594

Biotechnology 0.58%

Amarin Corp. plc ADR*	76,270	677

Building Products 0.72%

Ameresco, Inc. Class A*	53,700	832

Capital Markets 4.05%

Financial Engines, Inc.*	125,877	2,855
KBW, Inc.	32,856	879
Noah Holdings Ltd. ADR*	60,120	970

Total		4,704

Chemicals 0.39%

STR Holdings, Inc.*	24,778	453

Commercial Banks 3.69%

Columbia Banking System, Inc.	28,544	574
Texas Capital Bancshares, Inc.*	69,328	1,691
Western Alliance Bancorp*	269,652	2,022

Total		4,287

Commercial Services & Supplies 0.41%

Higher One Holdings, Inc.*	25,154	478

Communications Equipment 1.91%

Oplink Communications, Inc.*	46,715	1,158
ShoreTel, Inc.*	140,188	1,063

Total		2,221

Construction & Engineering 1.47%

MYR Group, Inc.*	77,535	1,705

Consumer Finance 1.02%

Dollar Financial Corp.*	38,642	1,184

Diversified Consumer Services 0.95%

K12, Inc.*	40,612	1,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND January 31, 2011

Investments	Shares	Value (000)
Diversified Financial Services 2.94%

Encore Capital Group, Inc.*	74,900	$1,704
MarketAxess Holdings, Inc.	84,900	1,709

Total		3,413

Electrical Equipment 1.54%

Lihua International, Inc. (China)*(a)	82,200	879
Satcon Technology Corp.*	188,000	912

Total		1,791

Electronic Equipment, Instruments & Components 5.66%

BCD Semiconductor Manufacturing Ltd. ADR*	88,700	911
FARO Technologies, Inc.*	38,880	1,179
Hollysys Automation Technologies Ltd. (China)*(a)	85,138	1,366
IPG Photonics Corp.*	51,913	1,799
Maxwell Technologies, Inc.*	73,161	1,317

Total		6,572

Health Care Equipment & Supplies 13.93%

Cyberonics, Inc.*	67,600	2,214
DexCom, Inc.*	140,128	1,976
Endologix, Inc.*	316,315	1,844
HeartWare International, Inc.*	20,500	1,907
Insulet Corp.*	84,864	1,445
MAKO Surgical Corp.*	55,711	865
Neogen Corp.*	22,569	812
NxStage Medical, Inc.*	104,390	2,510
Palomar Medical Technologies, Inc.*	63,131	938
Synovis Life Technologies, Inc.*	56,000	839
Vascular Solutions, Inc.*	79,232	838

Total		16,188

Health Care Providers & Services 2.49%

Bio-Reference Laboratories, Inc.*	58,802	1,358
MWI Veterinary Supply, Inc.*	24,600	1,529

Total		2,887

Hotels, Restaurants & Leisure 2.85%

BJ’s Restaurants, Inc.*	29,354	1,037
Bravo Brio Restaurant Group, Inc.*	41,423	675
Caribou Coffee Co., Inc.*	110,300	995
Country Style Cooking Restaurant Chain Co., Ltd. ADR*	25,900	606

Total		3,313

Household Durables 1.57%

iRobot Corp.*	67,700	1,828

Information Technology Services 3.50%

hiSoft Technology International Ltd. ADR*	95,395	2,873
RightNow Technologies, Inc.*	45,803	1,188

Total		4,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND January 31, 2011

Investments	Shares	Value (000)
Internet & Catalog Retail 2.81%

Overstock.com, Inc.*	51,499	$768
Shutterfly, Inc.*	42,381	1,411
US Auto Parts Network, Inc.*	130,707	1,085

Total		3,264

Internet Software & Services 9.75%

Ancestry.com, Inc.*	41,573	1,480
comScore, Inc.*	40,463	969
Constant Contact, Inc.*	49,295	1,380
Dice Holdings, Inc.*	125,300	1,636
IntraLinks Holdings, Inc.*	64,462	1,305
Limelight Networks, Inc.*	91,683	572
Liquidity Services, Inc.*	66,947	955
LivePerson, Inc.*	150,900	1,655
LogMeIn, Inc.*	35,666	1,374

Total		11,326

Leisure Equipment & Products 0.94%

Shuffle Master, Inc.*	106,214	1,098

Life Sciences Tools & Services 1.17%

Pacific Biosciences of California, Inc.*	85,900	1,357

Machinery 3.23%

Chart Industries, Inc.*	66,646	2,421
RBC Bearings, Inc.*	38,140	1,326

Total		3,747

Media 0.74%

IMAX Corp. (Canada)*(a)	33,764	864

Metals & Mining 1.32%

Brush Engineered Materials, Inc.*	43,704	1,529

Oil, Gas & Consumable Fuels 2.60%

Kodiak Oil & Gas Corp.*	341,024	2,165
Magnum Hunter Resources Corp.*	121,451	855

Total		3,020

Personal Products 0.79%

Inter Parfums, Inc.	51,200	913

Professional Services 2.28%

Kforce, Inc.*	82,795	1,480
TrueBlue, Inc.*	68,700	1,172

Total		2,652

Real Estate Management & Development 0.88%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	35,320	1,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND January 31, 2011

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment 6.41%

ANADIGICS, Inc.*	233,685	$1,596
Inphi Corp.*	86,800	1,643
JinkoSolar Holding Co., Ltd. ADR*	49,850	1,302
MaxLinear, Inc. Class A*	80,025	893
ReneSola Ltd. ADR*	83,973	888
SemiLEDs Corp. (Taiwan)*(a)	15,729	284
Silicon Image, Inc.*	122,313	839

Total		7,445

Software 5.14%

ChinaCache International Holdings Ltd. ADR*	42,700	943
DemandTec, Inc.*	88,783	1,070
Synchronoss Technologies, Inc.*	78,987	2,248
VanceInfo Technologies, Inc. ADR*	44,972	1,569
Velti plc (Ireland)(a)	10,200	145

Total		5,975

Specialty Retail 5.60%

America’s Car-Mart, Inc.*	30,300	756
Body Central Corp.*	66,500	1,134
Hibbett Sports, Inc.*	48,100	1,540
Lumber Liquidators Holdings, Inc.*	18,052	504
Monro Muffler Brake, Inc.	29,201	966
Vitamin Shoppe, Inc.*	37,133	1,178
Zumiez, Inc.*	18,422	428

Total		6,506

Total Common Stocks (cost $83,683,322)		110,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND January 31, 2011

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.33%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $6,300,000 of Federal Home Loan Bank at 0.50% due 6/30/2011; value: $6,315,750; proceeds: $6,190,875 (cost $6,190,871)	$6,191	$6,191

Total Investments in Securities 100.64% (cost $89,874,193)		116,920

Liabilities in Excess of Other Assets (0.64%)		(747)

Net Assets 100.00%		$116,173

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)
COMMON STOCKS 96.22%

Aerospace & Defense 1.86%

CPI Aerostructures, Inc.*	53,849	$640
Global Defense Technology & Systems, Inc.*	117,200	1,929

Total		2,569

Auto Components 3.51%

Amerigon, Inc.*	91,237	994
Drew Industries, Inc.	85,000	2,008
Modine Manufacturing Co.*	111,292	1,836

Total		4,838

Automobiles 0.73%

Dorman Products, Inc.*	31,300	1,007

Capital Markets 0.25%

Duff & Phelps Corp. Class A	20,452	347

Chemicals 5.97%

Balchem Corp.	38,500	1,295
KMG Chemicals, Inc.	115,148	1,961
LSB Industries, Inc.*	109,300	3,292
Quaker Chemical Corp.	43,900	1,685

Total		8,233

Commercial Banks 9.20%

Bancorp Rhode Island, Inc.	52,849	1,594
Bank of Marin Bancorp	4,384	152
Bryn Mawr Bank Corp.	50,182	902
Centerstate Banks, Inc.	85,600	628
MidSouth Bancorp, Inc.	125,100	1,679
Northrim BanCorp, Inc.	19,893	375
Sandy Spring Bancorp, Inc.	101,600	1,951
SCBT Financial Corp.	29,600	921
Southern National Bancorp of Virginia, Inc.*	79,000	598
Sterling Bancorp	206,400	2,021
Washington Banking Co.	136,401	1,862

Total		12,683

Commercial Services & Supplies 7.83%

CDI Corp.	25,946	417
McGrath RentCorp	62,400	1,575
Metalico, Inc.*	135,019	749
Mobile Mini, Inc.*	121,200	2,477
Multi-Color Corp.	132,532	2,203
Standard Parking Corp.*	74,200	1,335
Team, Inc.*	79,600	2,035

Total		10,791

Communications Equipment 2.83%

Anaren, Inc.*	91,200	1,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)
Communications Equipment (continued)

Bel Fuse, Inc. Class B	92,700	$2,022

Total		3,895

Computers & Peripherals 1.47%

Electronics for Imaging, Inc.*	46,600	698
Rimage Corp.*	92,954	1,323

Total		2,021

Construction & Engineering 3.21%

Michael Baker Corp.*	55,226	1,677
MYR Group, Inc.*	82,700	1,819
Orion Marine Group, Inc.*	59,600	698
Sterling Construction Co., Inc.*	17,500	225

Total		4,419

Diversified Consumer Services 0.96%

CPI Corp.	66,200	1,317

Diversified Financial Services 1.39%

Marlin Business Services Corp.*	146,728	1,916

Electrical Equipment 1.32%

AZZ, Inc.	9,600	385
Powell Industries, Inc.*	37,800	1,433

Total		1,818

Electronic Equipment, Instruments & Components 6.92%

CTS Corp.	165,025	1,871
Daktronics, Inc.	64,100	979
Mercury Computer Systems, Inc.*	128,500	2,426
Methode Electronics, Inc.	163,300	1,930
Spectrum Control, Inc.*	156,600	2,077
TESSCO Technologies, Inc.	22,584	260

Total		9,543

Energy Equipment & Services 1.10%

Tesco Corp. (Canada)*(a)	99,600	1,520

Food Products 2.57%

Overhill Farms, Inc.*	594,457	3,543

Gas Utilities 0.79%

Chesapeake Utilities Corp.	27,700	1,083

Health Care Equipment & Supplies 3.50%

ICU Medical, Inc.*	50,700	1,980
Medical Action Industries, Inc.*	135,143	1,095
Merit Medical Systems, Inc.*	118,700	1,753

Total		4,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)

Health Care Providers & Services 3.28%

Almost Family, Inc.*	36,100	$1,205
American Dental Partners, Inc.*	83,072	1,056
Continucare Corp.*	384,300	1,564
CorVel Corp.*	13,820	698

Total		4,523

Health Care Technology 0.37%

Transcend Services, Inc.*	27,607	509

Hotels, Restaurants & Leisure 1.16%

Famous Dave’s of America, Inc.*	63,000	634
Marcus Corp. (The)	81,732	968

Total		1,602

Insurance 1.21%

Donegal Group, Inc. Class A	128,308	1,662

Life Sciences Tools & Services 0.84%

Kendle International, Inc.*	101,900	1,158

Machinery 8.41%

Columbus McKinnon Corp.*	105,800	1,785
Commercial Vehicle Group, Inc.*	186,828	3,015
Dynamic Materials Corp.	62,600	1,236
EnPro Industries, Inc.*	21,400	888
Kadant, Inc.*	39,920	845
L.B. Foster Co. Class A*	57,661	2,292
RBC Bearings, Inc.*	44,020	1,531

Total		11,592

Metals & Mining 1.56%

Universal Stainless & Alloy Products, Inc.*	67,431	2,158

Personal Products 1.03%

Medifast, Inc.*	59,600	1,426

Professional Services 5.56%

Barrett Business Services, Inc.	111,300	1,638
Exponent, Inc.*	37,039	1,360
Kforce, Inc.*	123,700	2,212
SFN Group, Inc.*	253,800	2,457

Total		7,667

Road & Rail 2.23%

Celadon Group, Inc.*	96,300	1,411
Marten Transport Ltd.	78,303	1,669

Total		3,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND January 31, 2011

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment 2.41%

Lattice Semiconductor Corp.*	253,300	$1,578
Pericom Semiconductor Corp.*	173,877	1,744

Total		3,322

Software 2.22%

Radiant Systems, Inc.*	106,403	1,942
Smith Micro Software, Inc.*	88,500	1,117

Total		3,059

Specialty Retail 4.43%

America’s Car-Mart, Inc.*	64,800	1,616
Monro Muffler Brake, Inc.	8,525	282
Pacific Sunwear of California, Inc.*	180,786	770
Pier 1 Imports, Inc.*	181,355	1,699
Shoe Carnival, Inc.*	70,200	1,737

Total		6,104

Thrifts & Mortgage Finance 1.76%

Radian Group, Inc.	126,991	912
Territorial Bancorp, Inc.	78,600	1,516

Total		2,428

Trading Companies & Distributors 2.86%

Rush Enterprises, Inc. Class B*	123,350	2,025
SeaCube Container Leasing Ltd.	143,200	1,916

Total		3,941

Transportation Infrastructure 1.48%

CAI International, Inc.*	107,200	2,041

Total Common Stocks (cost $109,806,867)		132,643

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.36%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $7,540,000 of Federal Home Loan Mortgage Corp. at 0.12% due 9/30/2011; value: $7,530,575; proceeds: $7,382,137 (cost $7,382,133)	$7,382	7,382

Total Investments in Securities 101.58% (cost $117,189,000)		140,025

Liabilities in Excess of Other Assets (1.58%)		(2,176)

Net Assets 100.00%		$137,849

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND January 31, 2011

Investments	Shares	Value (000)
COMMON STOCKS 93.76%

Aerospace & Defense 1.87%

Hexcel Corp.*	697,636	$13,269
Spirit AeroSystems Holdings, Inc. Class A*	626,110	14,789

Total		28,058

Air Freight & Logistics 1.18%

Atlas Air Worldwide Holdings, Inc.*	127,001	6,453
C.H. Robinson Worldwide, Inc.	146,400	11,286

Total		17,739

Auto Components 1.18%

Gentex Corp.	550,200	17,645

Automobiles 0.25%

Harley-Davidson, Inc.	93,003	3,688

Building Products 1.16%

Crane Co.	392,700	17,440

Capital Markets 2.25%

Lazard Ltd. Class A	642,600	26,809
LPL Investment Holdings, Inc.*	201,984	6,920

Total		33,729

Chemicals 3.53%

Albemarle Corp.	401,820	22,566
Eastman Chemical Co.	146,300	13,585
Olin Corp.	860,300	16,750

Total		52,901

Commercial Banks 8.74%

Comerica, Inc.	468,351	17,891
Commerce Bancshares, Inc.	431,463	17,746
Cullen/Frost Bankers, Inc.	177,400	10,250
East West Bancorp, Inc.	708,200	15,375
Fifth Third Bancorp	1,149,500	17,093
First Financial Bancorp	645,001	10,901
First Horizon National Corp.*	1,171,500	13,273
Hancock Holding Co.	263,400	8,640
Huntington Bancshares, Inc.	1,449,800	10,497
KeyCorp	1,061,700	9,449

Total		131,115

Commercial Services & Supplies 1.82%

Tetra Tech, Inc.*	581,500	13,459
Waste Connections, Inc.	477,000	13,819

Total		27,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND January 31, 2011

Investments	Shares	Value (000)
Computers & Peripherals 0.62%

Diebold, Inc.	302,100	$9,262

Construction & Engineering 3.67%

Chicago Bridge & Iron Co. NV (Netherlands)*(a)	637,100	20,954
EMCOR Group, Inc.*	491,500	14,883
Jacobs Engineering Group, Inc.*	374,500	19,238

Total		55,075

Containers & Packaging 1.08%

Temple-Inland, Inc.	675,400	16,203

Diversified Financial Services 1.56%

CIT Group, Inc.*	488,900	23,316

Electric: Utilities 0.88%

Cleco Corp.	423,600	13,242

Electrical Equipment 2.44%

AMETEK, Inc.	202,012	8,238
EnerSys*	607,754	19,946
Roper Industries, Inc.	107,200	8,328

Total		36,512

Electronic Equipment, Instruments & Components 1.72%

Amphenol Corp. Class A	234,800	12,994
Plexus Corp.*	472,500	12,776

Total		25,770

Energy Equipment & Services 4.21%

Bristow Group, Inc.*	288,852	14,873
GulfMark Offshore, Inc. Class A*	45,893	1,765
Key Energy Services, Inc.*	1,318,800	17,553
Superior Energy Services, Inc.*	486,100	17,072
Weatherford International Ltd. (Switzerland)*(a)	499,500	11,848

Total		63,111

Food Products 1.50%

Bunge Ltd.	258,400	17,589
Snyders-Lance, Inc.	235,024	4,874

Total		22,463

Gas Utilities 1.41%

UGI Corp.	675,100	21,164

Health Care Equipment & Supplies 1.04%

Kinetic Concepts, Inc.*	339,326	15,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND January 31, 2011

Investments	Shares	Value (000)
Health Care Providers & Services 2.43%

Coventry Health Care, Inc.*	562,200	$16,849
McKesson Corp.	139,900	10,516
Universal Health Services, Inc. Class B	216,000	9,094

Total		36,459

Hotels, Restaurants & Leisure 3.18%

Bravo Brio Restaurant Group, Inc.*	284,986	4,645
Darden Restaurants, Inc.	298,300	14,053
Hyatt Hotels Corp. Class A*	261,100	12,687
International Game Technology	425,600	7,308
Texas Roadhouse, Inc.*	544,904	9,056

Total		47,749

Household Durables 2.17%

Fortune Brands, Inc.	347,900	21,458
Newell Rubbermaid, Inc.	577,000	11,107

Total		32,565

Information Technology Services 6.36%

Alliance Data Systems Corp.*	276,900	19,588
Amdocs Ltd. (Guernsey)*(a)	630,998	18,387
Fiserv, Inc.*	343,359	21,209
FleetCor Technologies, Inc.*	132,230	3,967
Global Payments, Inc.	306,322	14,471
Sapient Corp.	1,478,627	17,670

Total		95,292

Insurance 3.45%

Brown & Brown, Inc.	699,600	17,322
HCC Insurance Holdings, Inc.	533,672	16,160
PartnerRe Ltd.	223,000	18,259

Total		51,741

Leisure Equipment & Products 0.09%

RC2 Corp.*	67,423	1,370

Life Sciences Tools & Services 1.37%

PerkinElmer, Inc.	804,500	20,579

Machinery 3.66%

EnPro Industries, Inc.*	359,600	14,927
RBC Bearings, Inc.*	270,080	9,391
Trinity Industries, Inc.	523,100	14,589
WABCO Holdings, Inc.*	274,700	16,042

Total		54,949

Marine 0.47%

Kirby Corp.*	150,038	7,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND January 31, 2011

Investments	Shares	Value (000)
Media 4.38%

DreamWorks Animation SKG, Inc. Class A*	205,900	$5,780
Interpublic Group of Cos., Inc. (The)*	2,951,400	31,550
John Wiley & Sons, Inc. Class A	301,400	13,849
Meredith Corp.	432,300	14,569

Total		65,748

Metals & Mining 5.10%

Agnico-Eagle Mines Ltd. (Canada)(a)	202,000	13,825
Allegheny Technologies, Inc.	176,600	11,513
Carpenter Technology Corp.	300,976	12,385
IAMGOLD Corp. (Canada)(a)	760,000	14,455
Reliance Steel & Aluminum Co.	378,100	19,771
Worthington Industries, Inc.	240,900	4,577

Total		76,526

Multi-Utilities 0.48%

Wisconsin Energy Corp.	118,683	7,155

Oil, Gas & Consumable Fuels 3.58%

Concho Resources, Inc.*	127,600	12,281
EQT Corp.	322,000	15,517
Petrohawk Energy Corp.*	480,600	9,636
Range Resources Corp.	325,700	16,243

Total		53,677

Pharmaceuticals 2.81%

Warner Chilcott plc Class A (Ireland)(a)	703,700	16,882
Watson Pharmaceuticals, Inc.*	461,900	25,183

Total		42,065

Professional Services 0.99%

Robert Half International, Inc.	182,300	5,717
TrueBlue, Inc.*	532,900	9,091

Total		14,808

Real Estate Investment Trusts 1.92%

DiamondRock Hospitality Co.*	849,138	10,300
Duke Realty Corp.	611,130	8,372
Host Hotels & Resorts, Inc.	544,499	10,079

Total		28,751

Road & Rail 2.63%

Genesee & Wyoming, Inc. Class A*	199,500	10,324
Heartland Express, Inc.	756,529	12,123
Kansas City Southern*	264,900	13,240
Knight Transportation, Inc.	199,739	3,807

Total		39,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND January 31, 2011

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment 2.63%

Atheros Communications, Inc.*	162,700	$7,255
Cypress Semiconductor Corp.*	602,200	13,038
Lam Research Corp.*	260,900	13,016
Silicon Laboratories, Inc.*	137,500	6,116

Total		39,425

Software 1.64%

Nuance Communications, Inc.*	768,600	15,626
Rovi Corp.*	146,178	9,028

Total		24,654

Specialty Retail 1.15%

CarMax, Inc.*	193,000	6,301
Men’s Wearhouse, Inc. (The)	418,300	10,964

Total		17,265

Textiles, Apparel & Luxury Goods 1.16%

Phillips-Van Heusen Corp.	298,800	17,441

Total Common Stocks (cost $1,136,156,618)		1,406,090

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.09%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $93,195,000 of U.S. Treasury Bill at 0.20% due 6/23/2011; value: $93,101,805; proceeds: $91,274,656 (cost $91,274,605)	$91,275	91,275

Total Investments in Securities 99.85% (cost $1,227,431,223)		1,497,365

Other Assets in Excess of Liabilities 0.15%		2,207

Net Assets 100.00%		$1,499,572

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of January 31, 2011, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had open forward foreign currency exchange contracts.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing each Fund’s investments carried at value:

Alpha Strategy Fund					Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$—	$—	$—	$—	$3,648,127	$—	$—	$3,648,127
Investments in Underlying Funds	952,087	—	—	952,087	—	—	—	—
Repurchase Agreement	—	3,082	—	3,082	—	179,663	—	179,663

Total	$952,087	$3,082	$—	$955,169	$3,648,127	$179,663	$—	$3,827,790

International Core Equity Fund					International Dividend Income Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,006,853	$7,915	$—	$1,014,768	$491,440	$3,646	$—	$495,086
Convertible Bond	—	—	—	—	—	694	—	694
Preferred Stock	6,116	—	—	6,116	2,552	—	—	2,552
Repurchase Agreement	—	12,175	—	12,175	—	13,738	—	13,738

Total	$1,012,969	$20,090	$—	$1,033,059	$493,992	$18,078	$—	$512,070

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,125,543	$—	$1,125,543	$—	$1,382,771	$—	$1,382,771
Liabilities	—	(1,538,716)	—	(1,538,716)	—	(1,343,310)	—	(1,343,310)

Total	$—	$(413,173)	$—	$(413,173)	$—	$39,461	$—	$39,461

Notes to Schedule of Investments (unaudited)(continued)

	International Opportunities Fund				Large Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$368,519	$8,699	$—	$377,218	$49,082	$—	$—	$49,082
Preferred Stock	4,033	—	—	4,033	—	—	—	—
Repurchase Agreement	—	10,547	—	10,547	—	3,493	—	3,493

Total	$372,552	$19,246	$—	$391,798	$49,082	$3,493	$—	$52,575

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,030,753	$—	$1,030,753	$—	$—	$—	$—
Liabilities	—	(416,306)	—	(416,306)	—	—	—	—

Total	$—	$614,447	$—	$614,447	$—	$—	$—	$—

	Micro Cap Growth Fund				Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$110,729	$—	$—	$110,729	$132,643	$—	$—	$132,643
Repurchase Agreement	—	6,191	—	6,191	—	7,382	—	7,382

Total	$110,729	$6,191	$—	$116,920	$132,643	$7,382	$—	$140,025

	Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,406,090	$—	$—	$1,406,090
Repurchase Agreement	—	91,275	—	91,275

Total	$1,406,090	$91,275	$—	$1,497,365

*	See Schedule of Investments for values in each industry.

(g)	Disclosures about Derivative Instruments and Hedging Activities–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2011 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

As of January 31, 2011, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following forward foreign currency exchange contracts:

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	$1,125,543	$(1,538,716)
International Dividend Income Fund	1,382,771	(1,343,310)
International Opportunities Fund	1,030,753	(416,306)

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of January 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follow:

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Tax cost	$828,720,390	$3,108,946,025	$871,274,582

Gross unrealized gain	131,813,876	732,435,707	173,762,616
Gross unrealized loss	(5,365,217)	(13,591,641)	(11,978,614)

Net unrealized security gain	$126,448,659	$718,844,066	$161,784,002

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$470,110,603	$330,559,408	$42,702,240

Gross unrealized gain	44,262,567	71,909,751	10,328,416
Gross unrealized loss	(2,303,560)	(10,670,898)	(455,833)

Net unrealized security gain	$41,959,007	$61,238,853	$9,872,583

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$90,006,795	$117,201,450	$1,229,197,192

Gross unrealized gain	28,484,872	25,837,868	269,549,091
Gross unrealized loss	(1,571,793)	(3,014,138)	(1,381,069)

Net unrealized security gain	$26,913,079	$22,823,730	$268,168,022

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended January 31, 2011:

Affiliated Issuer	Balance of Shares Held at 10/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2011	Value at 1/31/2011	Net Realized Gain 11/1/2010 to 1/31/2011	Dividend Income 11/1/2010 to 1/31/2011
Lord Abbett Developing Growth Fund, Inc. - Class I	8,321,160	84,413	—	8,405,573	$190,722,453	$—	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,081,961	1,035,451	(55,851)	14,061,561	190,252,921	84,336	1,258,773
Lord Abbett Securities Trust - Micro-Cap Growth Fund-Class I	5,314,492	149,316	—	5,463,808	95,070,252	—	—
Lord Abbett Securities Trust - Micro-Cap Value Fund-Class I	3,252,429	456,672	—	3,709,101	94,841,703	—	—
Lord Abbett Blend Trust - Small-Cap Blend Fund -Class I	5,532,997	495,945	—	6,028,942	95,317,575	—	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	5,330,980	346,587	—	5,677,567	190,539,141	—	474,600
Lord Abbett Securities Trust - Value Opportunities Fund -Class I	5,357,688	491,557	—	5,849,245	95,342,692	—	405,375

Total					$952,086,737	$84,336	$2,138,748

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2011, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.98%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	9.99%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.96%
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I	10.01%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	20.01%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.02%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Financial Engines, Inc.	1.92%
Green Dot Corp. Class A	1.71%
lululemon athletica, Inc.	1.60%
CARBO Ceramics, Inc.	1.58%
Synchronoss Technologies, Inc.	1.52%
Riverbed Technology, Inc.	1.52%
Fortinet, Inc.	1.48%
OpenTable, Inc.	1.46%
SXC Health Solutions Corp.	1.44%
IPG Photonics Corp.	1.41%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.25%
Energy	5.29%
Financials	10.47%
Health Care	17.49%
Industrials	11.10%
Information Technology	33.04%
Materials	2.37%
Short-Term Investment	4.99%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Incitec Pivot Ltd.	1.91%
FP Corp.	1.57%
Equinox Minerals Ltd.	1.49%
Dragon Oil plc	1.42%
JSR Corp.	1.40%
Nabtesco Corp.	1.39%
Rheinmetall AG	1.37%
Gerresheimer AG	1.34%
Ipsos SA	1.34%
Nippon Electric Glass Co., Ltd.	1.33%

Holdings by Sector*	% of Investments
Consumer Discretionary	23.80%
Consumer Staples	8.19%
Energy	5.39%
Financials	14.40%
Health Care	2.44%
Industrials	19.22%
Information Technology	9.99%
Materials	10.79%
Telecommunication Services	0.63%
Utilities	2.46%
Short-Term Investment	2.69%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
hiSoft Technology International Ltd. ADR	2.46%
Financial Engines, Inc.	2.44%
NxStage Medical, Inc.	2.15%
Chart Industries, Inc.	2.07%
Synchronoss Technologies, Inc.	1.92%
Cyberonics, Inc.	1.89%
Kodiak Oil & Gas Corp.	1.85%
Western Alliance Bancorp	1.73%
DexCom, Inc.	1.69%
HeartWare International, Inc.	1.63%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.59%
Consumer Staples	1.29%
Energy	2.58%
Financials	12.50%
Health Care	18.05%
Industrials	9.84%
Information Technology	32.16%
Materials	1.70%
Short-Term Investment	5.29%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Value Fund

Ten Largest Holdings	% of Investments
Overhill Farms, Inc.	2.53%
LSB Industries, Inc.	2.35%
Commercial Vehicle Group, Inc.	2.15%
Mobile Mini, Inc.	1.77%
SFN Group, Inc.	1.75%
Mercury Computer Systems, Inc.	1.73%
L.B. Foster Co. Class A	1.64%
Kforce, Inc.	1.58%
Multi-Color Corp.	1.57%
Universal Stainless & Alloy Products, Inc.	1.54%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.62%
Consumer Staples	3.55%
Energy	1.09%
Financials	13.59%
Health Care	7.87%
Industrials	34.22%
Information Technology	15.60%
Materials	7.42%
Utilities	0.77%
Short-Term Investment	5.27%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Blend Trust – Small-Cap Blend Fund

Ten Largest Holdings	% of Investments
Steelcase, Inc. Class A	1.91%
Kforce, Inc.	1.88%
Robert Half International, Inc.	1.75%
Kraton Performance Polymers, Inc.	1.68%
Semtech Corp.	1.68%
Reliance Steel & Aluminum Co.	1.65%
Aaron’s, Inc.	1.61%
ScanSource, Inc.	1.60%
FARO Technologies, Inc.	1.54%
Thomas & Betts Corp.	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.17%
Consumer Staples	2.46%
Energy	5.40%
Financials	14.56%
Health Care	11.50%
Industrials	24.04%
Information Technology	14.74%
Materials	11.82%
Short Term Investment	3.31%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Cabot Corp.	2.35%
Olin Corp.	1.94%
Hexcel Corp.	1.80%
Chicago Bridge & Iron Co. NV	1.68%
Healthspring, Inc.	1.48%
Reliance Steel & Aluminum Co.	1.37%
Anixter International, Inc.	1.30%
Littelfuse, Inc.	1.29%
Kirby Corp.	1.28%
ScanSource, Inc.	1.28%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.79%
Consumer Staples	1.18%
Energy	5.01%
Financials	14.48%
Health Care	9.41%
Industrials	27.24%
Information Technology	13.88%
Materials	11.96%
Utilities	0.47%
Short-Term Investment	5.58%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.11%
Lazard Ltd. Class A	1.79%
Watson Pharmaceuticals, Inc.	1.68%
CIT Group, Inc.	1.56%
Albemarle Corp.	1.51%
Fortune Brands, Inc.	1.43%
Fiserv, Inc.	1.42%
UGI Corp.	1.41%
Chicago Bridge & Iron Co. NV	1.40%
PerkinElmer, Inc.	1.37%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.59%
Consumer Staples	1.50%
Energy	7.80%
Financials	17.94%
Health Care	7.66%
Industrials	19.93%
Information Technology	12.98%
Materials	9.73%
Utilities	2.77%
Short-Term Investment	6.10%

Total	100.00%

*	A sector may comprise several industries

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2011